BENEFIT PLAN	3 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLAN
(19)       BENEFIT PLAN

Pursuant to the relevant regulations of the PRC government, China Dong Rong participates in a local municipal government retirement benefits scheme (the “Scheme”), whereby China Dong Rong is required to contribute a certain percentage of the basic salaries of its employees to the Scheme to fund their retirement benefits.  Contributions under the Scheme are charged to the income statement as incurred.  Contributions to the Scheme were $25,000 and $9,000 for the quarter ended March 31, 2012 and 2011, respectively.